35. Related-party transactions (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party income	$ 44,303	$ 4,263	$ 18,608
CYCSA
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party income	0	0	17,686
PESA
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party income	149	0	0
PESA
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party income	11,161	4,263	0
SACDE
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party income	32,993	0	0
Transener
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party income	0	0	369
Transba
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party income	$ 0	$ 0	$ 553